financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 6,061	$ 5,955
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	864	974
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	4,234	3,887
Contract assets.
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	748	761
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 215	$ 333